ORGANIZATION AND BUSINESS	12 Months Ended
Dec. 31, 2015
GENERAL [Abstract]
ORGANIZATION AND BUSINESS
ORGANIZATION AND BUSINESS

Historical Structure of the Company

We were incorporated as Knightsbridge Tankers Limited in Bermuda as an exempted company under the Bermuda Companies Act of 1981 on September 18, 1996. We were originally established for the purpose of owning and operating five very large crude oil carriers, or VLCCs. In December 2007, one of these vessels was sold and we subsequently expanded the scope of our activities and acquired two Capesize newbuilding dry bulk vessels in 2009 and two 2010-built Capesize dry bulk vessels in 2010. In 2012, three VLCCs were sold and the last remaining VLCC was sold in March 2013.

On October 7, 2014, we entered into an agreement and plan of merger, or the Merger Agreement, with Golden Ocean Group Limited, or the Former Golden Ocean, a dry bulk shipping company based in Bermuda and listed on the Oslo Stock Exchange, or the OSE, mainly operating in the Capesize and Panamax market segments, pursuant to which the two companies agreed to merge, with us as the surviving company, or the Merger. The Merger was completed on March 31, 2015 and we issued 61,443,959 shares (net of cancellations) as consideration to the shareholders of Former Golden Ocean. At the same time, we obtained a secondary listing on the OSE. At the time of the Merger, the Former Golden Ocean owned 29 vessels and had at the same time four Supramax vessels under construction and had several chartered-in vessels both on short term and longer term duration.

In October 2014, we changed our name to Knightsbridge Shipping Limited and we changed our name to Golden Ocean Group Limited following completion of the Merger.

Our common shares commenced trading on the NASDAQ Global Select Market in February 1997 and currently trade under the symbol "GOGL". We obtained a secondary listing on the OSE in April 2015.

Business

In April and September 2014, we acquired five and thirteen special purpose companies, or SPCs, respectively, from Frontline 2012 Ltd, or Frontline 2012, each owning a 180,000 dwt Capesize dry bulk newbuilding. These transactions were accounted for as a purchase of assets. In April 2014, we issued 15.5 million shares as consideration for this transaction and cash of $43.4 million was acquired. In September 2014, we issued 31.0 million shares as consideration for this transaction and cash of $25.1 million was acquired.

As of December 31, 2014, we owned thirteen Capesize dry bulk vessels and had 26 Capesize dry bulk vessels under construction.

In March 2015, we purchased the 12 remaining SPCs, from Frontline 2012. In April 2015, we issued 31.0 million shares as consideration for this transaction and cash of $108.6 million was acquired.

Upon completion of the Merger, we had a fleet of 72 vessels and four vessels chartered-in long term on bareboat charter or time charter and one owned in a joint venture.

Up to completion of the Merger on March 31, 2015, our dry bulk carriers were managed by Golden Ocean Management (Bermuda) Ltd., or the Dry Bulk Manager, a wholly-owned subsidiary of the Former Golden Ocean. Our tankers were managed by ICB Shipping (Bermuda) Limited, or the General Manager, a wholly-owned subsidiary of Frontline Ltd., or Frontline, a Bermuda based shipping company whose shares are listed on the New York Stock Exchange and the OSE under the symbol “FRO”.

The Former Golden Ocean, Frontline, Frontline 2012 are affiliates of, or associated with Hemen, a company indirectly controlled by trusts established for the benefit of Mr. Fredriksen’s immediate family, and together with a number of other large publicly traded companies involved in various sectors of the shipping and oil services industries, in which Hemen is a principal shareholder, are referred to collectively as the Hemen Related Companies.

In April 2015, we agreed to a sale and leaseback transaction with Ship Finance International Limited, or Ship Finance, for eight Capesize vessels. These vessels were built in Korea and China between 2009 and 2013 and were sold en-bloc for an aggregate price of $272.0 million. The vessels were time chartered-in by one of our subsidiaries for a period of 10 years.
As of December 31, 2015, we owned forty dry bulk carriers and had contracts for eighteen newbuildings. In addition, we have thirteen vessels chartered-in (of which eight are chartered in on operating leases from Ship Finance and five are chartered in from third parties) and one vessel chartered-in through a joint venture 50% owned by us. Each of the vessels is (or, in the case of newbuildings, are expected to be) owned and operated by one of our subsidiaries and is (or expected to be) flagged either in the Marshall Islands, Hong Kong or Panama. Six of the vessels are chartered out on fixed rate time charters and the remainder operate in the spot market or are fixed on index-linked time charter contracts.